Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Other Comprehensive Income (Loss)
OTHER COMPREHENSIVE INCOME (LOSS)
The components of other comprehensive income (loss), including reclassification adjustments by income statement line item, for the years ended December 31, were as follows:

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions	Foreign currency translation adjustment	Loss attributable to NCI
Total at December 31, 2015	$1,234.5	$(434.1)	$800.4	$809.0	$(8.2)	$(1.5)	$1.1
Other comprehensive income (loss) before reclassifications:
Investment securities	320.5	(112.6)	207.9	207.9	0	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	(0.1)	0.1	0	0	0	0	0
Forecasted transactions	0	0	0	0	0	0	0
Foreign currency translation adjustment	0.6	(0.2)	0.4	0	0	0.4	0
Loss attributable to noncontrolling interest	5.1	(1.9)	3.2	0	0	0	3.2
Total other comprehensive income (loss) before reclassifications	326.1	(114.6)	211.5	207.9	0	0.4	3.2
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(27.1)	9.5	(17.6)	(17.6)	0	0	0
Net realized gains (losses) on securities	146.3	(51.4)	94.9	94.9	0	0	0
Interest expense	1.9	(0.7)	1.2	0	1.2	0	0
Total reclassification adjustment for amounts realized in net income	121.1	(42.6)	78.5	77.3	1.2	0	0
Total other comprehensive income (loss)	205.0	(72.0)	133.0	130.6	(1.2)	0.4	3.2
Total at December 31, 2016	$1,439.5	$(506.1)	$933.4	$939.6	$(9.4)	$(1.1)	$4.3

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions	Foreign currency translation adjustment	Loss attributable to NCI
Total at December 31, 2014	$1,574.0	$(550.9)	$1,023.1	$1,021.9	$1.5	$(0.3)	$0
Other comprehensive income (loss) before reclassifications:
Investment securities	(198.7)	67.5	(131.2)	(131.2)	0	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	0	0	0	0	0	0	0
Forecasted transactions	(12.9)	4.5	(8.4)	0	(8.4)	0	0
Foreign currency translation adjustment	(1.8)	0.6	(1.2)	0	0	(1.2)	0
Loss attributable to noncontrolling interest	1.6	(0.5)	1.1	0	0	0	1.1
Total other comprehensive income (loss) before reclassifications	(211.8)	72.1	(139.7)	(131.2)	(8.4)	(1.2)	1.1
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(23.8)	8.4	(15.4)	(15.4)	0	0	0
Net realized gains (losses) on securities	149.7	(52.5)	97.2	97.1	0.1	0	0
Interest expense	1.8	(0.6)	1.2	0	1.2	0	0
Total reclassification adjustment for amounts realized in net income	127.7	(44.7)	83.0	81.7	1.3	0	0
Total other comprehensive income (loss)	(339.5)	116.8	(222.7)	(212.9)	(9.7)	(1.2)	1.1
Total at December 31, 2015	$1,234.5	$(434.1)	$800.4	$809.0	$(8.2)	$(1.5)	$1.1

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income	Total tax (provision) benefit	After tax total accumulated other comprehensive income	Total net unrealized gains (losses) on securities	Net unrealized gains on forecasted transactions	Foreign currency translation adjustment	Loss attributable to NCI
Total at December 31, 2013	$1,464.1	$(512.4)	$951.7	$947.0	$4.1	$0.6	$0
Other comprehensive income (loss) before reclassifications:
Investment securities	362.1	(126.7)	235.4	235.4	0	0	0
Net non-credit related OTTI losses, adjusted for valuation changes	0	0	0	0	0	0	0
Forecasted transactions	(1.6)	0.6	(1.0)	0	(1.0)	0	0
Foreign currency translation adjustment	(1.3)	0.4	(0.9)	0	0	(0.9)	0
Loss attributable to noncontrolling interest	0	0	0	0	0	0	0
Total other comprehensive income (loss) before reclassifications	359.2	(125.7)	233.5	235.4	(1.0)	(0.9)	0
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net impairment losses recognized in earnings	(7.7)	2.7	(5.0)	(5.0)	0	0	0
Net realized gains (losses) on securities	255.0	(89.2)	165.8	165.5	0.3	0	0
Interest expense	2.0	(0.7)	1.3	0	1.3	0	0
Total reclassification adjustment for amounts realized in net income	249.3	(87.2)	162.1	160.5	1.6	0	0
Total other comprehensive income (loss)	109.9	(38.5)	71.4	74.9	(2.6)	(0.9)	0
Total at December 31, 2014	$1,574.0	$(550.9)	$1,023.1	$1,021.9	$1.5	$(0.3)	$0

In an effort to manage interest rate risk, we entered into forecasted transactions on each of The Progressive Corporation's outstanding debt issuances. Upon issuing the Senior Notes (except the 2.45% Senior Notes) and the 6.70% Subordinated Debentures, the gains (losses) recognized on these cash flow hedges are recorded as unrealized gains (losses) in accumulated other comprehensive income and amortized into interest expense over the term of the related debt issuance (see Note 4 – Debt for further discussion). We expect to reclassify $0.4 million (pretax) into income during the next 12 months, related to net unrealized gains on forecasted transactions.

To the extent we repurchased any of our outstanding debt, a portion of the unrealized gain (loss) would need to be recognized as a realized gain (loss) since the cash flow hedge is deemed ineffective. During 2016, 2015, and 2014, we repurchased in the open market a portion of our 6.70% Debentures and reclassified $0.1 million, $0.2 million, and $0.5 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains on securities on the comprehensive income statement (see Note 4 – Debt for further discussion).